Vessel Revenue, net and Voyage Expenses, Income Derived from Charters (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Vessel Revenue, net and Voyage Expenses [Abstract]
Vessel revenues from spot charters, net of commissions	$ 9,236	$ 4,313
Vessel revenues from time charters and pool agreements, net of commissions	13,548	31,754
Vessel revenue, net	22,784	36,067
Demurrage income	229	512
Amortization of fair value of above market time charter	308	0
Amortization of fair value of below market time charter	$ (146)	$ 0